UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3418
CALVERT CASH RESERVES
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2005

Item 1. Schedule of Investments.
CALVERT CASH RESERVES INSTITUTIONAL PRIME
SCHEDULE OF INVESTMENTS
JUNE 30, 2005

	PRINCIPAL
	AMOUNT	VALUE

Taxable Municipal Obligations - 0.6%
Dallas Texas GO Bonds, 3.24%, 2/15/06	$1,000,000	$1,000,000

Total Taxable Municipal Obligations (Cost $1,000,000)		1,000,000

Taxable Variable Rate Demand Notes - 89.8%

Akron Hardware Consultants, Inc., 3.39%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,482,000	1,482,000
Alabama State Incentives Financing Authority Revenue, 3.40%, 10/1/29, BPA: Wachovia Bank, AMBAC Insured (r)	2,075,000	2,075,000
American Buildings Co., 3.40%, 8/1/20, LOC: Canadian Imperial (r)	5,500,000	5,500,000
Antigo Wisconsin IDA Revenue, 3.25%, 12/1/18, LOC: U.S. Bank (r)	2,100,000	2,100,000
BJS Family LP, 3.25%, 5/1/15, LOC: SunTrust Bank (r)	3,470,000	3,470,000
Bloomington Minnesota MFH Revenue, 3.33%, 11/15/32, LOC: Fannie Mae (r)	190,000	190,000
Butler County Alabama IDA Revenue, 3.40%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	370,000	370,000
California Statewide Communities Development Authority MFH Revenue:
3.75%, 8/1/32, LOC: U.S. Bank (r)	720,000	720,000
3.42%, 12/15/34, LOC: Fannie Mae (r)	290,000	290,000
3.44%, 6/15/35, LOC: Bank of the West (r)	1,320,000	1,320,000
3.55%, 11/15/36, GIC: XL-Capital-Assurance, Inc. (mandatory put, 11/15/2005 @ 100)(r)	1,500,000	1,500,000
3.42%, 12/15/36, LOC: Bank of the West (r)	2,000,000	2,000,000
Chambers County Alabama IDA Revenue, 3.40%, 2/1/28, LOC: Colonial Bank, C/LOC: FHLB (r)	1,655,000	1,655,000
Chatham Centre LLC, 3.55%, 4/1/22, LOC: Bank of North Georgia (r)	3,040,000	3,040,000
Columbus Georgia Development Authority Revenue, 3.30%, 9/1/23, LOC: SunTrust Bank (r)	2,515,000	2,515,000
Cordac Associates VA LLC, 3.42%, 4/1/15, LOC: Regions Bank, C/LOC: Fifth Third Bank (r)	7,000,000	7,000,000
Coughlin Family Properties of Circleville LLC, 3.34%, 3/1/20, LOC: Fifth Third Bank (r)	1,160,000	1,160,000
Dakota County Minnesota MFH Revenue, 3.33%, 1/1/38, LOC: LaSalle Bank (r)	700,000	700,000
Dayton Wheel Concepts, Inc., 3.39%, 5/1/24, LOC: National City Bank (r)	3,860,000	3,860,000
Denver City and County Colorado Airport Revenue, 3.33%, 11/15/05, LOC: Societe Generale (r)	400,000	400,000
Durham North Carolina GO, 3.41%, 5/1/18, BPA: Bank of America (r)	4,585,000	4,585,000
Fanny’s Properties LLC, 3.35%, 10/1/32, LOC: Comerica Bank (r)	1,890,000	1,890,000
Florida State Housing Finance Corp. MFH Revenue, 3.37%, 10/15/32, LOC: Fannie Mae (r)	555,000	555,000
Four Fishers LLC, 3.49%, 4/1/24, LOC: Standard Federal Bank (r)	4,195,000	4,195,000
Harter Lincoln Mercury LLC, 3.44%, 12/1/21, LOC: Regions Bank (r)	4,355,000	4,355,000
Heritage Funeral Services LLC, 3.47%, 2/1/18, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	380,000	380,000
Holland Board of Public Works Home Building Co. , 3.47%, 11/1/22, LOC: Wells Fargo Bank (r)	1,000,000	1,000,000

	PRINCIPAL
	AMOUNT	VALUE

Hopkinsville Kentucky Industrial Building LO Revenue, 3.35%, 8/1/24, LOC: Comercia Bank (r)	3,305,000	3,305,000
HoPo Realty Investments LLC, 3.50%, 12/1/21, LOC: Wachovia Bank (r)	3,220,000	3,220,000
Indiana State Development Finance Authority Revenue, 3.30%, 9/1/16, LOC: JP Morgan Chase Bank (r)	7,750,000	7,750,000
Jackson County Georgia IDA Revenue, 3.37%, 6/1/25, LOC: Community Bank & Trust, C/LOC: FHLB (r)	6,000,000	6,000,000
Jefferson County Kentucky Health Facilities Revenue, 3.44%, 12/1/25, LOC: Republic Bank & Trust, C/LOC: FHLB (r)	2,630,000	2,630,000
Jobs Co. LLC, 3.38%, 5/1/22, LOC: First Commonwealth Bank (r)	2,700,000	2,700,000
Kaneville Road Joint Venture, Inc. , 3.39%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	1,640,000	1,640,000
Lee County Florida IDA Revenue, 3.30%, 6/1/10, LOC: SunTrust Bank (r)	1,790,000	1,790,000
Long Beach City California GO, 3.32%, 11/1/30, LOC: Allied Irish Bank (r)	1,000,000	1,000,000
Main & Walton, Development Co., LLC , 3.30%, 9/1/26, LOC: Waypoint Bank, C/LOC: FHLB (r)	1,275,000	1,275,000
Maniilaq Association Alaska Revenue, 3.30%, 11/1/22, LOC:Washington Mutual Bank, C/LOC: FHLB (r)	200,000	200,000
Maryland State Health and Higher Educational Facilities Authority Revenue, 3.28%, 1/1/28, LOC:
Wachovia Bank (r)	1,740,000	1,740,000
Meriter Hospital, Inc., 3.38%, 12/1/16, LOC: U.S. Bank (r)	2,800,000	2,800,000
Michigan State Strategic Fund Economic Development LO Revenue, 3.35%, 12/1/16, LOC: Comerica Bank (r)	915,000	915,000
Middletown City New York IDA Revenue, 3.40%, 6/1/15, LOC: Provident Bank, C/LOC: FHLB (r)	1,560,000	1,560,000
Mississippi Business Finance Corp. Revenue, 3.45%, 8/1/24, LOC: Union Planters National (r)	2,810,000	2,810,000
MOB Management One LLC, 3.64%, 12/1/26, LOC: Columbus Bank & Trust (r)	2,000,000	2,000,000
MOB Management Two LLC, 3.64%, 12/1/31, LOC: Columbus Bank & Trust (r)	1,795,000	1,795,000
Montgomery County Alabama Cancer Center LLC, 3.40%, 10/1/12, LOC: Wachovia Bank (r)	2,830,000	2,830,000
Montgomery County Pennsylvania IDA Revenue, 3.45%, 12/1/16, LOC: Wilmington Trust Co. (r)	1,835,000	1,835,000
New York City New York Housing Development Corp. MFH Revenue, 3.31%, 4/15/29, LOC: Fannie Mae (r)	375,000	375,000
New York City New York IDA Revenue, 3.45%, 6/1/30, LOC: Citibank (r)	3,100,000	3,100,000
Omaha Nebraska SO, 3.43%, 2/1/26, BPA: Dexia Credit Local, AMBAC Insured (r)	4,500,000	4,500,000
Osprey Management Co. LLC, 3.37%, 6/1/27, LOC: Wells Fargo Bank (r)	2,700,000	2,700,000
Post Properties Ltd., 3.40%, 7/1/20, LOC: Wachovia Bank (r)	2,800,000	2,800,000
Racetrac Capital LLC, 3.37%, 9/1/20, LOC: Regions Bank (r)	1,300,000	1,300,000
Roosevelt Paper Co., 3.41%, 6/1/12, LOC: Wachovia Bank (r)	3,600,000	3,600,000
Scott Street Land Co.:
3.34%, 12/1/21, LOC: Fifth Third Bank (r)	700,000	700,000
3.34%, 1/3/22, LOC: Fifth Third Bank (r)	3,695,000	3,695,000
Shawnee Kansas Private Activity Revenue, 3.30%, 12/1/12, LOC: JP Morgan Chase Bank (r)	4,940,000	4,940,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue, 3.39%, 12/1/34, LOC: First Tennessee Bank (r)	2,420,000	2,420,000
Southeast Alabama Gas Distribution Revenue, 3.40%, 6/1/25, BPA: AmSouth Bank, AMBAC Insured (r)	4,700,000	4,700,000
Southern Indiana Investments Company Two LLC, 3.40%, 10/15/26, LOC: Old National Bank, C/LOC: FHLB (r)	820,000	820,000
St. Joseph County Indiana Economic Development Revenue, 3.64%, 6/1/27, LOC: FHLB (r)	160,000	160,000
Stevens Creek LLC, 3.42%, 11/1/33, LOC: Bank of the West (r)	3,250,000	3,250,000
StorageMax Midtown LLC, 3.34%, 5/20/23, LOC: State Bank & Trust, C/LOC: FHLB (r)	1,000,000	1,000,000
SunAmerica Trust Various States Revenue, 3.59%, 7/1/41, LOC: Freddie Mac (r)	1,415,000	1,415,000
Sussex County Delaware Revenue, 3.59%, 11/1/27, LOC: Wilmington Trust Co. (r)	2,400,000	2,400,000

	PRINCIPAL
	AMOUNT	VALUE

Tucson Arizona Airport Authority, Inc. Revenue, 3.30%, 11/1/18, LOC: Bank of America (r)	1,500,000	1,500,000
Washington State Housing Finance Commission Non Profit Housing Revenue, 3.29%, 1/1/30, LOC: Wells Fargo Bank (r)	1,466,000	1,466,000
Yuengling Beer Co., 3.17%, 11/1/19, LOC: PNC Bank (r)	4,250,000	4,250,000

Total Taxable Variable Rate Demand Notes (Cost $159,193,000)		159,193,000

U.S. Government Agencies and Instrumentalities - 9.3%

Fannie Mae:
2.50%, 5/10/06	1,000,000	989,577
3.25%, 7/12/06	2,000,000	1,989,817
Fannie Mae Discount Notes, 3/31/06	1,000,000	974,141
Federal Farm Credit Bank Discount Notes, 8/16/05	1,000,000	997,355
Federal Home Loan Bank:
1.70%, 12/30/05	1,000,000	992,985
1.90%, 4/12/06	1,450,000	1,430,921
3.30%, 5/24/06	1,000,000	1,000,000
3.25%, 6/22/06	2,000,000	2,000,000
Federal Home Loan Bank Discount Notes, 6/2/06	1,000,000	967,800
Freddie Mac:
1.875%, 6/30/06	1,000,000	982,970
3.70%, 6/30/06	2,000,000	2,000,000
Freddie Mac Discount Notes:
12/13/05	1,250,000	1,233,758
5/30/06	1,000,000	967,856

Total U.S. Government Agencies and Instrumentalities (Cost $16,527,180)		16,527,180

TOTAL INVESTMENTS (Cost $176,720,180) - 99.7%		176,720,180
Other assets and liabilities, net - 0.3%		614,568

Net Assets - 100%		$177,334,748

(r) The coupon rate shown on floating or adjustable rate securites represents the rate at period end.
Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
GIC: Guaranteed Investment Contract
LOC: Letter of Credit

Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
LO: Limited Obligation
MFH: Multi-Family Housing
SO: Special Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Institutional Prime Fund (the “Fund”), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. All securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Money Market Insurance: The Fund has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Fund are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
NOTE B — TAX INFORMATION
The cost of investments owned at June 30, 2005 for federal income tax purposes was $176,720,180.
Net realized capital loss carryforward for federal income tax purposes of $45,315 and $5,582 at September 30, 2004 may be utilized to offset future capital gains until expiration in September 2009 and September 2012, respectively.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT CASH RESERVES

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer

Date: August 25, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer

Date: August 25, 2005

/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date: August 26, 2005